Equipment Installment Plan Receivables, Gross Receivables by Credit Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total EIP receivables, gross	$ 36,311	$ 36,403
Prime
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total EIP receivables, gross	25,869	28,902
Subprime
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total EIP receivables, gross	$ 10,442	$ 7,501